Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	May 19, 2014
Patents and Trademarks [Member]
Finite-Lived Intangible Assets, Net	$ 30,400	$ 10,400
Cash and Cash Equivalents, at Carrying Value	$ 324,386	$ 59,837	$ 0	$ 0	$ 0
Weighted Average Number Diluted Shares Outstanding Adjustment	0	0	0
Cash, Uninsured Amount		$ 0
Finite-Lived Intangible Assets, Net	$ 30,400	$ 10,400